EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2015
EMPLOYEE RELATED LIABILITIES [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 15	-	EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee's salary for the relevant month. The amounts so funded and the liability are reflected separately on the balance sheets in long-term investments and long-term employee related liabilities in the amounts of  $10,015 and $12,087, respectively, as of December 31, 2015.

Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance pay amount as of such date will be released on the employee's termination date. Payments relating to Israeli employee termination benefits were $3,986, $3,801 and $3,756 for 2015, 2014 and 2013, respectively.

Labor agreements pertaining to the employees of TJP determined the obligation of TJP to make payments to employees upon retirement or upon termination. The liability for termination benefits, as determined by said agreements was based upon length of service and the employee's monthly salary multiplied by a certain ratio. In case of resignation, the employee was entitled to 50% of the termination benefits. TJP did not cover the termination liability through deposits to benefit funds.

Following the cessation of operations in TJP and the termination of employees, the accrued termination benefit was paid to employees. There is no outstanding amount of termination liability as of December 31, 2015. The outstanding amount of termination liability as of  December 31, 2014 was $22,133. TJP's payments relating to employee termination benefits were $24,907 and $ 27,572 for 2015 and 2014, respectively.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 10% with employee average match of 1% from employee base salary to the DC Plan. Such contribution releases the employer from further obligation to any payments upon termination of employment. The contribution is remitted either to third party benefit funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2015 and 2014 amounted to $6,823 and $4,011 respectively.

B.	Jazz Employee Benefit Plans

The following information provided recognizes the changes in 2015, 2014 and 2013 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Post-Retirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for post-retirement medical plan expense are as follows:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Net periodic benefit cost:
Service cost	$29	$24	$32
Interest cost	126	118	126
Amortization of prior service costs	(973)	(1,737)	(1,703)
Amortization of net (gain) or loss	(115)	(227)	(132)
Total net periodic benefit cost	$(933)	$(1,822)	$(1,677)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$(91)
Net (gain) or loss for the period	(1,333)	558	(668)
Amortization of prior service costs	973	1,737	1,703
Amortization of net gain or (loss)	115	227	132
Total recognized in other comprehensive income (expense)	$(245)	$2,522	$1,076
Total recognized in net periodic benefit cost and other comprehensive income	$(1,178)	$700	$(601)

Weighted average assumptions used:
Discount rate	4.30%	5.20%	4.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	7.00%/20.00%	7.75%/25.00%	8.25/35.00%
Ultimate rate (Pre-65/Post-65)	4.50%/5.00%	5.00%/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2025/2022	2022/2022	2022/2022
Measurement date	December 31, 2015	December 31, 2014	December 31, 2013

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2015:

	Increase	Decrease
Effect on service cost and interest cost	$15	$(12)
Effect on post-retirement benefit obligation	$104	$(82)

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of period	$2,977	$2,317	$2,995
Service cost	29	24	32
Interest cost	126	118	126
Benefits paid	(18)	(40)	(77)
Change in plan provisions	--	--	(91)
Actuarial loss (gain)	(1,333)	558	(668)
Benefit obligation end of period	$1,781	$2,977	$2,317
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	18	40	77
Benefits paid	(18)	(40)	(77)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(1,781)	$(2,977)	$(2,317)

	As of December 31, 2015	As of December 31, 2014	As of December 31, 2013
Amounts recognized in statement of financial position:
Current liabilities	(40)	(83)	(89)
Non-current liabilities	(1,741)	(2,894)	(2,228)
Net amount recognized	$(1,781)	$(2,977)	$(2,317)
Weighted average assumptions used:
Discount rate	4.80%	4.30%	5.20%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65)	6.75%/10.00%	7.00%/20.00%	7.75/25.00%
Ultimate rate (pre 65/ post 65)	4.50%/5.00%	4.50%/5.00%	5.00/5.00%
Year the ultimate rate is reached (pre 65/ post 65)	2025/2022	2025/2022	2022/2022

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2016	$40
2017	54
2018	60
2019	71
2020	78
2021-2025	$434

Jazz adopted several changes to the post-retirement medical plan in 2012 that cumulatively reduced obligations by approximately $3,900. The changes in the plan were implemented through 2015 and included the phase out of spousal coverage, introduction of an employer-paid cap, and acceleration of increases in retiree contribution rates.

Jazz Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz funding policy is to make contributions that satisfy at least the minimum required contribution for IRS qualified plans.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Net periodic benefit cost:
Interest cost	798	796	732
Expected return on plan assets	(1,130)	(1,257)	(948)
Amortization of prior service costs	3	3	--
Amortization of net (gain) or loss	31	--	97
Total net periodic benefit cost	$(298)	$(458)	$(119)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$93
Net (gain) or loss for the period	6	3,117	(4,696)
Amortization of prior service costs	(3)	(3)	--
Amortization of net gain or (loss)	(31)	--	(97)
Total recognized in other comprehensive income (expense)	$(28)	$3,114	$(4,700)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$(326)	$2,656	$(4,819)
Weighted average assumptions used:
Discount rate	4.20%	5.10%	4.30%
Expected return on plan assets	6.20%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Prior service cost	3	3	3
Net actuarial (gain) or loss	$33	$31	$--

The components of the change in benefit obligation, change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of period	$19,304	$15,873	$17,272
Interest cost	798	796	732
Benefits paid	(451)	(532)	(437)
Change in plan provisions	--	--	93
Actuarial loss (gain)	(1,046)	3,167	(1,787)
Benefit obligation end of period	$18,605	$19,304	$15,873
Change in plan assets
Fair value of plan assets at beginning of period	$18,134	$16,652	$12,543
Actual return on plan assets	78	1,307	3,857
Employer contribution	765	707	689
Benefits paid	(451)	(532)	(437)
Fair value of plan assets at end of period	$18,526	$18,134	$16,652
Funded status	$(79)	$(1,170)	$779
Accumulated benefit obligation	$18,605	$19,304	$15,873

Amounts recognized in statement of financial position
Non-current assets	$--	$--	$779
Non-current liabilities	(79)	(1,170)	--
Net amount recognized	$(79)	$(1,170)	$779
Weighted average assumptions used
Discount rate	4.60%	4.20%	5.10%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2016	$650
2017	731
2018	805
2019	866
2020	937
2021-2025	$5,446

The plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2015:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$18,526	$--
Total plan assets at fair value	$--	$18,526	$--

The plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2014:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$18,134	$--
Total plan assets at fair value	$--	$18,134	$--

Jazz's pension plan weighted average asset allocations on December 31, 2015 by asset category are as follows:

Asset Category:	December 31, 2015	Target allocation 2016
Equity securities	62%	60%
Debt securities	38%	40%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Jazz's primary policy goals regarding the plan's assets are cost-effective diversification of plan assets, competitive returns on investment, and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 40% debt, or fixed income securities, and 60% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and investment decisions are made by Jazz in accordance with the policy goals. Actual allocation to each asset category fluctuates and may not be within the target specified above due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded if management's estimates are not consistent with actual investment performance.